Overlay Shares Municipal Bond ETF
Schedule of Investments
November 30, 2020 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.8%
Exchange Traded Funds - 99.8%
iShares National Muni Bond ETF (a)(b)	259,565	$30,314,596
TOTAL EXCHANGE TRADED FUNDS (Cost $29,770,289)		30,314,596

MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 0.05% (c)	59,468	59,468
TOTAL MONEY MARKET FUNDS (Cost $59,468)		59,468

	Number of
	Contracts (d)		Notional Value
PURCHASED OPTIONS - 0.1%
PURCHASED PUT OPTIONS - 0.1%
CBOE S&P 500 Index
Expiration: December 2020, Exercise Price: $3,415 (e)	21	578	$7,605,423
Expiration: December 2020, Exercise Price: $3,445 (e)	21	9,764	7,605,423
Expiration: December 2020, Exercise Price: $3,460 (e)	21	5,828	7,605,423
Expiration: December 2020, Exercise Price: $3,470 (e)	21	3,675	7,605,423
TOTAL PURCHASED OPTIONS (Cost $47,521)		19,845

Total Investments (Cost $29,877,278) - 100.1%		30,393,909
Liabilities in Excess of Other Assets - (0.1)%		(24,997)
TOTAL NET ASSETS - 100.0%		$30,368,912

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange
(a)
Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $11,458,267.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Each contract has a multiplier of 100.
(e)	Held in connection with a written option, see Schedule of Written Options for more detail.

Overlay Shares Municipal Bond ETF
Schedule of Written Options
November 30, 2020 (Unaudited)
	Number of
	Contracts (a)	Value	Notional Value
WRITTEN OPTIONS - (0.3)%
WRITTEN PUT OPTIONS - (0.3)%
CBOE S&P 500 Index
Expiration: December 2020, Exercise Price: $3,520	21	$2,048	$7,605,423
Expiration: December 2020, Exercise Price: $3,550	21	30,450	7,605,423
Expiration: December 2020, Exercise Price: $3,565	21	25,410	7,605,423
Expiration: December 2020, Exercise Price: $3,575	21	22,155	7,605,423
TOTAL WRITTEN OPTIONS (Premiums Received $147,313)		$80,063

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange
(a)	Each contract has a multiplier of 100.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of November 30, 2020:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$30,314,596	$-	$-	$30,314,596
Money Market Funds	59,468	-	-	59,468
Purchased Options	19,845	-	-	19,845
Total Investments - Assets	$30,393,909	$-	$-	$30,393,909
Other Financial Instruments - Liabilities:
Written Options	$80,063	$-	$-	$80,063